AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 23, 2014

  FILE NO.  002-86082

  FILE NO.  811-03833-01

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933  ☒

Post-Effective Amendment No.  76

AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

Amendment No.  77

MAINSTAY VP FUNDS TRUST

(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010

(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay VP Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on ________, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on , 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for portfolios of MainStay VP Funds Trust, contained in the Prospectus dated May 1, 2014 (Accession Number 0001144204-14-021941). This filing reflects data for Initial and Service Class shares of (1) MSVP Bond Portfolio; (2) MSVP Common Stock Portfolio; (3) MSVP Convertible Portfolio; (4) MSVP Cornerstone Growth Portfolio; (5) MSVP DFA / DuPont Capital Emerging Markets Equity Portfolio; (6) MSVP Eagle Small Cap Growth Portfolio; (7) MSVP Government Portfolio; (8) MSVP High Yield Corp. Bond Portfolio; (9) MSVP ICAP Select Equity Portfolio; (10) MSVP Income Builder Portfolio; (11) MSVP International Equity Portfolio; (12) MSVP Janus Balanced Portfolio; (13) MSVP Large Cap Growth Portfolio; (14) MSVP MFS Utilities Series Portfolio; (15) MSVP Mid Cap Core Portfolio; (16) MSVP S&P 500 Index Portfolio; (17) MSVP T. Rowe Price Equity Income Portfolio and (18) MSVP U.S. Small Cap Portfolio. This filing also reflects data for Service Class shares only of (1) MSVP Balanced Portfolio; (2) MSVP Conservative Allocation Portfolio; (3) MSVP Floating Rate Portfolio; (4) MSVP Growth Allocation Portfolio; (5) MSVP Marketfield Portfolio; (6) MSVP Moderate Allocation Portfolio; (7) MSVP Moderate Growth Allocation Portfolio; (8) MSVP PIMCO Real Return Portfolio and (9) MSVP Unconstrained Bond Portfolio; as well as Initial Class shares only of (1) MSVP Cash Management Portfolio and (2) MSVP Van Eck VIP Global Hard Assets Portfolio. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 76 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 23rd day of May, 2014.

MAINSTAY VP FUNDS TRUST

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 76 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 23, 2014.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee and Chairman of the Board
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase